Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL JENNISON 20/20 FOCUS FUND
Prospectus Date	rr_ProspectusDate	Mar. 28, 2013
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2013